Consolidated statements of convertible preferred stock and stockholders' equity (deficit) - USD ($) $ in Thousands	Total	Convertible Preferred Stock	Common stock	Employee note receivable	Additional paid-in capital	Retained earnings
Beginning balance (Predecessor) at Dec. 31, 2013	$ 11,581				$ (3,928)	$ 15,509
Beginning balance (in shares) (Predecessor) at Dec. 31, 2013			1,000
Beginning balance (in shares) (Predecessor) at Dec. 31, 2013		1,000
Net income (loss) | Predecessor	1,093					1,093
Ending balance (Predecessor) at Jan. 31, 2014	12,674				(3,928)	16,602
Ending balance (in shares) (Predecessor) at Jan. 31, 2014			1,000
Ending balance (in shares) (Predecessor) at Jan. 31, 2014		1,000
Net income (loss)	(9,286)					(9,286)
Issuance of common stock for JACUS acquisition	100				100
Issuance of common stock for JACUS acquisition (in shares)			27,593
Issuance of preferred stock		$ 135,041
Issuance of preferred stock (in shares)		135,041
Convertible preferred stock accretion	(10,287)					(10,287)
Convertible preferred stock accretion	10,287	$ 10,287
Compensation expense paid to seller	5,380				5,380
Stock-based compensation	287				287
Ending balance at Dec. 31, 2014	(13,806)				5,767	(19,573)
Ending balance at Dec. 31, 2014		$ 145,328
Ending balance (in shares) at Dec. 31, 2014			27,593
Ending balance (in shares) at Dec. 31, 2014		135,041
Net income (loss)	4,357					4,357
Convertible preferred stock accretion	(51,967)					(51,967)
Convertible preferred stock accretion	51,967	$ 51,967
Compensation expense paid to seller	489				489
Stock-based compensation	503				503
Exercise of stock options	25				25
Exercise of stock options (in shares)			6,900
Ending balance at Dec. 31, 2015	(60,398)				6,785	(67,183)
Ending balance at Dec. 31, 2015	197,295	$ 197,295
Ending balance (in shares) at Dec. 31, 2015			34,493
Ending balance (in shares) at Dec. 31, 2015		135,041
Net income (loss)	5,313					5,313
Convertible preferred stock accretion	(436,317)					(436,317)
Convertible preferred stock accretion	436,300	$ 436,317
Stock-based compensation	7,149				7,149
Dividend paid	(72,060)				(9,801)	(62,259)
Issuance of employee note receivable	(11,932)			$ (11,932)
Accrued interest on employee note receivable				(39)	39
Repayment of employee note receivable	11,971			$ 11,971
Conversion of preferred stock	633,612	$ (633,612)	$ 372		633,240
Conversion of preferred stock (in shares)		(135,041)	37,271,375
Issuance of common stock upon initial public offering	63,240		$ 40		63,200
Issuance of common stock upon initial public offering (in shares)			4,000,000
Vesting of early exercised stock options	7,859		$ 22		7,837
Vesting of early exercised stock options (in shares)			2,169,003
Exercise of stock options	831		$ 3		828
Exercise of stock options (in shares)			278,440
Deferred offering costs	(8,406)				(8,406)
Ending balance at Dec. 31, 2016	$ 140,862		$ 438		$ 700,871	$ (560,447)
Ending balance (in shares) at Dec. 31, 2016			43,753,311
Ending balance (in shares) at Dec. 31, 2016		0